Significant Balance Sheet Components - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 26,987	$ 18,022	$ 14,423
Less: accumulated depreciation and amortization	(14,670)	(11,465)	(8,475)
Property and equipment, net	12,317	6,557	5,948
Computers Software and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	10,919	10,341	9,046
Capitalized Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,876	3,387	1,831
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,116	1,859	1,535
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 9,076	$ 2,435	$ 2,011